INCOME TAXES - Deferred tax assets and liabilities by source (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 16,733,582	$ 13,108,371
Deferred tax liabilities:
Depreciation timing differences		(5,103)
Valuation allowance	$ (16,733,582)	$ (13,103,268)